INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset consisted of the following:

	June 30, 2022	December 31, 2021

Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(26,462)	(21,585)
Total Intangible Assets, net of amortization	$71,078	$75,955

Intangible asset consisted of the following:

	December 31, 2021	December 31, 2020
Intangible Assets
Trademarks	$85,340	$81,750
Website development	12,200	-
Accumulated amortization	(21,585)	(12,262)
Total Intangible Assets, net of amortization	$75,955	$69,488

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE
Year Ending	Amortization
2022 (remaining)	$4,877
2023	9,754
2024	9,754
2025	9,754
2026	9,754
Thereafter	27,185
Total	$71,078

Year Ending	Amortization
2022	$9,754
2023	9,754
2024	9,754
2025	9,754
2026	9,754
Thereafter	27,185
Total	$75,955